LONGTERM DEBT (Details) - USD ($)	Dec. 28, 2025	Dec. 29, 2024
LONG TERM DEBT
Notes payable to bank	$ 2,116,522	$ 2,307,143
Less - unamortized debt issuance costs	(25,399)	(30,799)
Current maturities	(191,531)	(185,009)
Total	$ 1,899,592	$ 2,091,335